Schedule of Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Provision/(Benefit) at Statutory Rate	$ (2,770,944)	$ (557,193)
Provision/(Benefit) at statutory rate, percent	21.00%	21.00%
State Tax Provision/(Benefit) net of federal benefit	$ (309,886)	$ (94,610)
State Tax Provision/(Benefit) net of federal benefit, percent	2.35%	3.72%
Permanent Book/Tax Differences	$ 10,621	$ 10,791
Permanent Book/Tax Differences, percent	(0.08%)	(0.04%)
Change in valuation allowance	$ 2,751,592	$ 969,497
Change in valuation allowance, percent	(20.85%)	(36.54%)
Other	$ 318,617	$ (326,385)
Other, percent	(2.42%)	12.30%
Income Tax Provision/(Benefit)		$ 2,100
Income tax provision benefit, percent		0.07%